TCW/DW TERM TRUST 2000                                  Two World Trade Center,
LETTER TO THE SHAREHOLDERS March 31, 1999              New York, New York 10048


DEAR SHAREHOLDER:

For the six-month period ended March 31, 1999, TCW/DW Term Trust 2000's net asset value decreased from $10.11 per share to $9.89 per share. Based on this change, and including reinvestment of dividends totaling approximately $0.28 per share, the Trust's total return for the six-month period was 0.69 percent. Over the same period, the market price of the Trust's shares on the New York Stock Exchange (NYSE) decreased from $9.688 per share to $9.625 per share. Based on this change and including reinvestment of dividends, the Trust's total return for the period was 2.27 percent.


THE MARKET

The global financial markets stabilized over the past six months as stock markets rallied and volatility declined in many of the world's bond and currency markets. The Federal Reserve Board's decision to lower interest rates three times between September 29 and November 17 helped the market recover from the summer liquidity crisis. As market tensions eased, investors began selling U.S. Treasury securities to reinvest the proceeds in higher-yielding asset classes such as corporate and mortgage-backed securities. This shift in investor preference was one of the leading causes of the 80- to 100-basis-point increase in U.S. Treasury yields over the last six months of the fiscal year. Investor fears that the central bank would boost interest rates in response to the strong economy also contributed to the back up in interest rates. However, the persistent lack of inflationary pressures has recently improved market sentiment and interest rates have declined. Equity market performance and supply issues also played a role in determining the tone and direction of the bond market.

The mortgage sector was a top-performing fixed-income asset class during the second half of the Trust's fiscal year. Spreads between current-coupon GNMAs and 10-year U.S. Treasury bonds have tightened significantly since the fall but remain above historical averages. As expected, prepayment rates have been on the decline since the beginning of 1999,

TCW/DW TERM TRUST 2000
LETTER TO THE SHAREHOLDERS March 31, 1999, continued

due to rising rates and seasonal factors. However, the recent decline in interest rates and continued strength in housing and consumer spending have many analysts forecasting rising prepayments again this summer when housing activity peaks. The MBA Refinancing Index has been on the uptick once again and the Purchase Index has already soared back to 1998 levels. TCW Funds Management, Inc. (TCW), the Trust's adviser, believes that as long as mortgage rates remain close to current levels, prepayments are unlikely to return to last year's record highs, because the size of the universe of refinanceable mortgages has shrunk considerably. The average gross coupon on outstanding conventional mortgages now stands at 7.53 percent, down from 8.00 percent in January 1998.


THE PORTFOLIO

Approximately 51 percent of the Trust's portfolio is invested in mortgage pass-through securities issued by agencies of the U.S. government or AAA-rated collateralized mortgage obligations (CMOs) with durations, average lives or expected maturity dates that correspond closely to the Trust's termination date. An additional 26 percent of the portfolio is invested in inverse floating rate CMOs issued by U.S. government agencies. As a reminder, inverse floaters have coupons that reset by a multiple in a direction opposite to that of a specified index. Approximately 15 percent of the portfolio is invested in AAA-rated municipal bonds and short-term investments. The municipal bond holdings play an important role as the Trust seeks to achieve its objective of returning the original $10 per share offering price to shareholders at maturity. Approximately 5 percent of the Trust is invested in asset-backed securities, the remaining assets are invested in U.S. government agency debentures.


LOOKING AHEAD

TCW's outlook for the mortgage sector remains favorable. The demand for mortgage products is strong and is forecast to remain that way. Both FHLMC and FNMA continue to increase their portfolio holdings in mortgage-backed securities (MBSs). The volume of new CMO issuance has been increasing steadily for the past four years. Economic growth appears to have slowed down from last quarter's torrid pace of 6 percent to a fairly robust rate of approximately
3.5 percent. Employment figures have recently shown signs of weakness, and inflationary pressures continue to be minimal in spite of the market's concern. Although the conflict in the former Yugoslavia continues to represent a threat to market stability, to date it has had little impact on the financial markets other than sparking keen interest in short-term Treasuries. Today's higher yield levels, combined with a continued focus on call protection and security structure, allow TCW to maintain a positive outlook on the mortgage sector.

TCW/DW TERM TRUST 2000
LETTER TO THE SHAREHOLDERS March 31, 1999, continued

The Trust's net asset value and NYSE market values will continue to fluctuate in response to changes in market conditions and interest rates. As stated in the Trust's original prospectus, the Trust's income and dividends are expected to decline to some extent over the term of the Trust and as the Trust approaches its termination date.

We would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, to reduce or eliminate a market value discount from net asset value by repurchasing shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the period under review, the Trust purchased 793,100 shares of common stock at a weighted average market discount of 3.78 percent.

On May 1, 1999, Mitchell M. Merin was named President of the TCW/DW Funds. Mr. Merin who is also the President and Chief Operating Officer of Asset Management of Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean Witter Services Company Inc., the Trust's Manager. He also serves as Chairman, Chief Executive Officer and Director of Morgan Stanley Dean Witter Distributors Inc. and Morgan Stanley Dean Witter Trust FSB.

We appreciate your support of TCW/DW Term Trust 2000 and look forward to continuing to serve your investment needs and objectives.



Very truly yours,

/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin

CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

TCW/DW TERM TRUST 2000
RESULTS OF ANNUAL MEETING (unaudited)


                                     * * *

On December 17, 1998, an annual meeting of the Trust's shareholders was held for the purpose of voting on four separate matters, the results of which were as follows:

(1)   Election of Trustees:

   John R. Haire
   For ..............    37,117,563
   Withheld .........       724,117
   Manuel H. Johnson
   For ..............    37,254,850
   Withheld .........       586,830
   John L. Schroeder
   For ..............    37,278,344
   Withheld .........         3,336
   Marc I. Stern
   For ..............    37,251,541
   Withheld .........       590,139

The following Trustees were not standing for reelection at this meeting: John
C. Argue, Richard M. DeMartini, Charles A. Fiumefreddo, Thomas E. Larkin Jr. and Michael E. Nugent.

(2) Approval of the continuance of the currently effective Investment Advisory Agreement between the Trust and TCW Funds Management, Inc.:

   For .............   36,290,596
   Against .........     407,926
   Abstain .........   1,143,158

(3) Ratification of the selection of PricewaterhouseCoopers LLP as Independent Accountants:

   For .............   36,782,672
   Against .........   225,259
   Abstain .........   833,749

(4) Shareholder proposal to amend the Trust's Declaration of Trust to require each Trustee, within thirty days of election, to become a shareholder of the Trust:

   For .............     6,150,520
   Against .........    14,907,035
   Abstain .........     1,923,819

TCW/DW TERM TRUST 2000
PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                    COUPON      MATURITY
 THOUSANDS                                                                                     RATE         DATE         VALUE
-----------                                                                               ------------- ----------- --------------
              COLLATERALIZED MORTGAGE OBLIGATIONS (55.6%)
              U.S. GOVERNMENT AGENCIES (28.6%)
  $ 6,205     Federal Home Loan Mortgage Corp. 1604 JD ..................................   7.409+%      11/15/08    $  6,166,762
    9,228     Federal Home Loan Mortgage Corp. 1609 LG (PAC) ............................   6.499+       11/15/23       8,467,410
    5,543     Federal Home Loan Mortgage Corp. 1635 IB (PAC) ............................   7.272+       12/15/08       5,526,269
   16,289     Federal Home Loan Mortgage Corp. 1635 P (TAC) .............................   7.75 +       12/15/08      15,618,034
    9,122     Federal Home Loan Mortgage Corp. 1649 S ...................................   8.432+       12/15/08       8,551,777
    7,243     Federal Home Loan Mortgage Corp. 1661 SB ..................................   8.098+       01/15/09       7,050,995
   16,932     Federal Home Loan Mortgage Corp. 1661 SD ..................................   5.562+       01/15/09      11,444,721
    3,161     Federal Home Loan Mortgage Corp. 1671 MB (PAC) ............................  11.20 +       02/15/24       3,074,245
   13,740     Federal Home Loan Mortgage Corp. 1673 S ...................................   8.185+       10/15/22      11,215,367
    2,532     Federal Home Loan Mortgage Corp. 1680 EA (PAC) ............................   6.50         02/15/24       2,491,312
    6,794     Federal Home Loan Mortgage Corp. 1939 C ...................................   7.00         05/15/17       6,787,268
   13,997     Federal National Mortgage Assoc. 1993-170 SE ..............................   8.597+       09/25/08      13,117,240
    4,354     Federal National Mortgage Assoc. 1993-188 AN (PAC) ........................   6.00 +       10/25/08       4,334,938
   14,588     Federal National Mortgage Assoc. 1993-214 S (TAC) .........................   6.646+       12/25/08      13,252,616
    1,575     Federal National Mortgage Assoc. 1993-225 SU (PAC) ........................   7.377+       12/25/23       1,435,924
    7,374     Federal National Mortgage Assoc. 1994-17 S ................................   9.002+       02/25/09       6,981,870
    1,192     Federal National Mortgage Assoc. 1997-41C .................................   7.25         12/18/16       1,187,083
    1,340     Federal National Mortgage Assoc. 1993-35 SB (PAC) .........................  14.291+       11/25/23       1,387,414
                                                                                                                     ------------
              TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $136,322,882) .....................................     128,091,245
                                                                                                                     ------------
              PRIVATE ISSUES (27.0%)
   17,028     CMC Securities Corp. III 1994-A6 (PAC) ....................................   6.75         02/25/24      17,230,123
   14,400     CountryWide Funding Corp. 1993-10 A3 (PAC) ................................   6.75         01/25/24      14,575,392
   12,949     CountryWide Home Loans 1997-3 A2 (PAC) ....................................   7.50         06/25/27      12,940,570
   15,869     General Electric Capital Mortgage Services, Inc. 1994-1 A5 (TAC) ..........   6.50         01/25/24      15,854,323
   30,610     General Electric Capital Mortgage Services, Inc. 1994-6 A9 (TAC) ..........   6.50         09/25/22      30,089,134
   24,793     Norwest Asset Securities Corp. 1997-6 A1 (PAC) ............................   7.50         05/25/27      24,823,991
    4,184     Prudential Home Mortgage Securities 1993-34 C A1 (PAC) ....................   7.00         08/25/23       4,168,593
      471     Residential Funding Mortgage Securities I 1993-S43 A3 .....................   5.95         11/25/23         471,108
    1,069     Securitized Asset Sales, Inc. 1995-6 A1 ...................................   7.00         12/25/10       1,065,239
                                                                                                                     ------------
              TOTAL PRIVATE ISSUES (Identified Cost $120,828,296) ...............................................     121,218,473
                                                                                                                     ------------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (Identified Cost $257,151,178) ....................................................................     249,309,718
                                                                                                                     ------------
              ASSET-BACKED SECURITY (5.2%)
   22,975     Empire Funding Home Loan 1997-4 A3
              (Identified Cost $23,118,594) .............................................   7.11         07/25/14      23,179,615
                                                                                                                     ------------
              U.S. GOVERNMENT AGENCY MORTGAGE PASS-THROUGH SECURITIES (21.3%)
   69,348     Federal National Mortgage Assoc. ..........................................   5.50 -       02/01/09-
                                                                                            6.00         08/01/01      67,989,559
   20,769     Federal Home Loan Mortgage Corp. PC Gold ..................................   6.00 -       11/01/01-
                                                                                            7.00         02/01/09      21,014,211

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2000
PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                  COUPON    MATURITY
 THOUSANDS                                                                                   RATE       DATE         VALUE
-----------                                                                              ----------- ---------- ---------------
  $ 6,175     Government National Mortgage Assoc. II ARM ............................... 6.875%      06/20/25    $  6,287,490
                                                                                                                 ------------
              TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS-THROUGH SECURITIES
              (Identified Cost $95,267,636) .................................................................      95,291,260
                                                                                                                 ------------
              TAX-EXEMPT MUNICIPAL BONDS (13.6%)
              Electric Revenue (1.2%)
    5,825     Owensboro, Kentucky, Electric Light & Power Refg Ser B (AMBAC) ........... 0.00        01/01/02       5,245,063
                                                                                                                 ------------
              General Obligation (4.1%)
    2,000     Maricopa County Unified High School District #40, Arizona, Glendale Refg
              (AMBAC) .................................................................. 0.00        07/01/01       1,841,840
    4,250     Boston, Massachusetts, Refg Ser A (AMBAC) ................................ 4.30        07/01/01       4,322,590
   13,650     Texas, Refg Ser A (AMBAC) ................................................ 0.00        10/01/01      12,437,061
                                                                                                                 ------------
                                                                                                                   18,601,491
                                                                                                                 ------------
              Other Revenue (4.8%)
   10,000     North Slope Boro, Alaska, Ser B (MBIA) ................................... 0.00        01/01/01       9,364,100
   10,000     Kentucky Turnpike Authority, Economic Development Road Revitalization
              Refg (FGIC) .............................................................. 0.00        01/01/02       9,004,400
    3,255     Intermountain Power Agency, Utah, Refg Ser A (AMBAC) ..................... 0.00        07/01/01       2,990,987
                                                                                                                 ------------
                                                                                                                   21,359,487
                                                                                                                 ------------
              Resource Recovery Revenue (1.3%)
    5,620     Westchester County Industrial Development Agency, New York, Resco Co
              Ser A (AMBAC) ............................................................ 4.95        07/01/01       5,789,612
                                                                                                                 ------------
              Water & Sewer Revenue (2.2%)
   10,855     New Jersey Wastewater Treatment, Ser A (FGIC) ............................ 0.00        09/01/01       9,928,309
                                                                                                                 ------------
              TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $58,094,471) ................................      60,923,962
                                                                                                                 ------------
              SHORT-TERM INVESTMENTS (3.9%)
              U.S. GOVERNMENT AGENCIES (a) (2.9%)
    4,000     Federal Home Loan Banks .................................................. 4.77        04/23/99       3,988,340
    9,000     Federal Home Loan Mortgage Corp. ......................................... 4.74        04/14/99       8,984,595
                                                                                                                 ------------
              TOTAL U.S. GOVERNMENT AGENCIES (Amortized Cost $12,972,935) ...................................      12,972,935
                                                                                                                 ------------
              REPURCHASE AGREEMENT (1.0%)
    4,626     The Bank of New York (dated 03/31/99; proceeds $4,626,909) (b)
              (Identified Cost $4,626,283) ............................................. 4.875       04/01/99       4,626,283
                                                                                                                 ------------
              TOTAL SHORT-TERM INVESTMENTS (Identified Cost $17,599,218) ....................................      17,599,218
                                                                                                                 ------------



                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2000
PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued


                                                                             VALUE
                                                                        ---------------
       TOTAL INVESTMENTS (Identified Cost $451,231,097) (c)   99.6  %    $446,303,773

       OTHER ASSETS IN EXCESS OF LIABILITIES .............     0.4          1,740,832
                                                                         ------------

       NET ASSETS ........................................   100.0%      $448,044,605
                                                                         ============

---------------
ARM  Adjustable rate mortgage.
PC   Participation Certificate.
PAC  Planned Amortization Class.
TAC  Targeted Amortization Class.
+ Inverse floater: interest rate moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered Rate) or COFI (Cost of Funds Index), typically at a multiple of the changes of the relevant index rate.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $4,125,580 U.S. Treasury Bond 6.50% due at 11/15/26 valued at $4,558,304 and $596,542 U.S. Treasury Principal Strip 0.00% due at 02/15/21 valued at $160,505.
(c) The aggregate cost for federal income tax purposes approximate identified cost. The aggregate gross unrealized appreciation is $5,163,870 and the aggregate gross unrealized depreciation is $10,091,194, resulting in net unrealized depreciation of $4,927,324.


Bond Insurance:

AMBAC  AMBAC Indemnity Corporation.
FGIC   Financial Guaranty Insurance Company.
MBIA   Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2000
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
March 31, 1999 (unaudited)


ASSETS:
Investments in securities, at value
  (identified cost $451,231,097) .......................................  $446,303,773
Interest receivable ....................................................     2,154,097
Prepaid expenses .......................................................        38,857
                                                                          ------------
   TOTAL ASSETS ........................................................   448,496,727
                                                                          ------------
LIABILITIES:
Payable for:
   Management fee ......................................................       146,012
   Shares of beneficial interest repurchased ...........................       136,045
   Investment advisory fee .............................................        97,342
Accrued expenses and other payables ....................................        72,723
Contingencies (Note 9) .................................................            --
                                                                          ------------
   TOTAL LIABILITIES ...................................................       452,122
                                                                          ------------
   NET ASSETS ..........................................................  $448,044,605
                                                                          ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ........................................................  $441,364,468
Net unrealized depreciation ............................................    (4,927,324)
Accumulated undistributed net investment income ........................    15,128,619
Accumulated net realized loss ..........................................    (3,521,158)
                                                                          ------------
   NET ASSETS ..........................................................  $448,044,605
                                                                          ============
NET ASSET VALUE PER SHARE,
  45,284,328 shares outstanding (unlimited shares authorized of $.01 par
  value) ...............................................................  $       9.89
                                                                          ============

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2000
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended March 31, 1999 (unaudited)


NET INVESTMENT INCOME:
INTEREST INCOME ...............................  $  15,889,913
                                                 -------------
EXPENSES
Management fee ................................        816,747
Investment advisory fee .......................        544,498
Transfer agent fees and expenses ..............        103,414
Shareholder reports and notices ...............         47,754
Insurance expenses ............................         20,782
Registration fees .............................         20,609
Professional fees .............................         17,762
Trustees' fees and expenses ...................         17,203
Custodian fees ................................         15,591
Organizational expenses .......................          1,101
Other .........................................         17,767
                                                 -------------
   TOTAL OPERATING EXPENSES ...................      1,623,228
Interest expense ..............................        905,063
                                                 -------------
   TOTAL EXPENSES .............................      2,528,291
                                                 -------------
   NET INVESTMENT INCOME ......................     13,361,622
                                                 -------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss .............................        (80,348)
Net change in unrealized appreciation .........    (10,732,655)
                                                 -------------
   NET LOSS ...................................    (10,813,003)
                                                 -------------
NET INCREASE ..................................  $   2,548,619
                                                 =============

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2000
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS




                                                              FOR THE SIX       FOR THE YEAR
                                                             MONTHS ENDED          ENDED
                                                            MARCH 31, 1999   SEPTEMBER 30, 1998
                                                           ---------------- -------------------
                                                              (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ....................................  $  13,361,622      $  26,964,582
Net realized loss ........................................        (80,348)          (311,800)
Net change in unrealized appreciation/depreciation .......    (10,732,655)        26,319,081
                                                            -------------      -------------
   NET INCREASE ..........................................      2,548,619         52,971,863
Dividends from net investment income .....................    (12,735,564)       (26,457,101)
Net decrease from transactions in shares of beneficial
   interest ..............................................     (7,613,273)       (27,094,074)
                                                            -------------      -------------
   NET DECREASE ..........................................    (17,800,218)          (579,312)
NET ASSETS:
Beginning of period ......................................    465,844,823        466,424,135
                                                            -------------      -------------
   END OF PERIOD
   (Including undistributed net investment income of
   $15,128,619 and $14,502,561, respectively) ............  $ 448,044,605      $ 465,844,823
                                                            =============      =============

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2000
FINANCIAL STATEMENTS, continued

STATEMENT OF CASH FLOWS
For the six months ended March 31, 1999 (unaudited)


INCREASE (DECREASE) IN CASH:
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net investment income  ................................................. $ 13,361,622
Adjustments to reconcile net investment income to net cash provided by operating activities:
Decrease in receivables and other assets related to operations .........      157,737
Decrease in payables related to operations .............................     (408,962)
Net amortization of discount/premium ...................................   (1,963,853)
                                                                         ------------
   NET CASH PROVIDED BY OPERATING ACTIVITIES ...........................   11,146,544
                                                                         ------------
CASH FLOWS PROVIDED BY INVESTING ACTIVITIES:
Purchases of investments ...............................................  (36,977,538)
Principal prepayments/sales of investments .............................  115,930,203
Net purchases of short-term investments ................................   (8,522,429)
                                                                         ------------
   NET CASH PROVIDED BY INVESTING ACTIVITIES ...........................   70,430,236
                                                                         ------------
CASH FLOWS USED FOR FINANCING ACTIVITIES:
Net payments for shares of beneficial interest repurchased .............   (7,935,216)
Net payments for maturities of reverse repurchase agreements ...........  (60,906,000)
Dividends to shareholders from net investment income ...................  (12,735,564)
                                                                         ------------
   NET CASH USED FOR FINANCING ACTIVITIES ..............................  (81,576,780)
                                                                         ------------
NET INCREASE (DECREASE) IN CASH ........................................           --
CASH BALANCE AT BEGINNING OF PERIOD ....................................           --
                                                                         ------------
CASH BALANCE AT END OF PERIOD .......................................... $         --
                                                                         ============
Cash paid during the period for interest ............................... $  1,247,602
                                                                         ============

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2000
NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Term Trust 2000 (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income and return $10 per share to shareholders on the termination date. The Trust seeks to achieve its objective by investing in high quality fixed-income securities. The Trust was organized as a Massachusetts business trust June 16, 1993 and commenced operations on November 30, 1993. The Trust will distribute substantially all of its net assets on or about December 31, 2000 and will then terminate.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (3) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

TCW/DW TERM TRUST 2000
NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


E. ORGANIZATIONAL EXPENSES -- Morgan Stanley Dean Witter Advisors Inc., an affiliate of Morgan Stanley Dean Witter Services Company Inc. (the "Manager"), paid the organizational expenses of the Trust in the amount of approximately $33,500 which have been reimbursed for the full amount thereof. Such expenses have been deferred and were fully amortized as of November 29, 1998.


2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Trust pays the Manager a management fee, accrued weekly and payable monthly, by applying the annual rate of 0.36% to the Trust's weekly net assets.

Under the terms of the Management Agreement, the Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.


3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement, the Trust pays the Adviser an advisory fee, accrued weekly and payable monthly, by applying the annual rate of 0.24% to the Trust's weekly net assets.

TCW/DW TERM TRUST 2000
NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued

Under the terms of the Investment Advisory Agreement, the Trust has retained the Adviser to invest the Trust's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets and specific securities as it considers necessary or useful to continuously manage the assets of the Trust in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Trust, who are employees of the Adviser.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended March 31, 1999 were as follows:


                                                                                   SALES/
                                                                 PURCHASES       PREPAYMENTS
                                                              --------------   --------------
U.S. Government Agencies ..................................    $12,891,819      $51,401,755
Private Issue Collateralized Mortgage Obligations .........        967,125       40,864,111
Asset-Backed Securities ...................................     23,118,594       23,664,337

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Manager, is the Trust's transfer agent. At March 31, 1999, the Trust had transfer agent fees and expenses payable of approximately $1,500.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                                                                                CAPITAL
                                                                                                                PAID IN
                                                                                               PAR VALUE       EXCESS OF
                                                                                 SHARES        OF SHARES       PAR VALUE
                                                                            ---------------   -----------   ---------------
Balance, September 30, 1997 .............................................      49,010,128      $ 490,101     $ 475,581,714
Treasury shares purchased and retired (weighted average discount 4.97%)*       (2,932,700)       (29,327)      (27,064,747)
                                                                               ----------      ---------     -------------
Balance, September 30, 1998 .............................................      46,077,428        460,774       448,516,967
Treasury shares purchased and retired (weighted average discount 3.78%)*         (793,100)        (7,931)       (7,605,342)
                                                                               ----------      ---------     -------------
Balance, March 31, 1999 .................................................      45,284,328      $ 452,843     $ 440,911,625
                                                                               ==========      =========     =============

---------------
 *     The Trustees have voted to retire the shares purchased.

TCW/DW TERM TRUST 2000
NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued

6. FEDERAL INCOME TAX STATUS

At September 30, 1998, the Trust had a net capital loss carryover of approximately $3,129,000 which will be available to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of approximately $312,000 during fiscal 1998.


7. REVERSE REPURCHASE AND DOLLAR ROLL AGREEMENTS

Reverse repurchase and dollar roll agreements involve the risk that the market value of the securities the Trust is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase or dollar roll agreement files for bankruptcy or becomes insolvent, the Trust's use of proceeds may be restricted pending a determination by the other party, its trustee or receiver, whether to enforce the Trust's obligation to repurchase the securities.

The maximum and average daily amounts of repurchase agreements outstanding during the period were $60,906,000 and $44,078,759, respectively. The weighted average interest rate during the period was 5.24%.


8. DIVIDENDS

The Trust declared the following dividends from net investment income:


    DECLARATION       AMOUNT PER         RECORD           PAYABLE
       DATE              SHARE            DATE              DATE
------------------   ------------   ---------------   ---------------
  March 30, 1999       $ 0.0465     April 9, 1999     April 23, 1999
  April 27, 1999       $ 0.0465      May 7, 1999       May 21, 1999

9. LITIGATION

Four purported class actions lawsuits have been filed in the Superior Court for the State of California, County of Orange, against some of the Trust's Trustees and officers, one of its underwriters, the lead representative of its underwriters, the Adviser, the Manager and other defendants -- but not against the Trust -- by certain shareholders of the Trust and other trusts for which the defendants act in similar capacities. These plaintiffs generally allege violations of state statutory and common law in connection with the marketing of the Trust to customers of one of the underwriters. Damages, including punitive damages, are sought in an unspecified amount. On or about October 20, 1995, the plaintiffs filed an amended complaint consolidating these four actions. The defendants thereafter filed answers and affirmative defenses to the consolidated amended complaint. The defendants' answers deny all of the

TCW/DW TERM TRUST 2000
NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued

material allegations of the plaintiff's complaint. In 1996, the plaintiffs voluntarily dismissed, without prejudice, their claims against two defendants who were independent Trustees of the Trust. In March 1997, all of the remaining defendants in the litigation filed motions for judgment on the pleadings, seeking dismissal of all of the claims against them. The defendant's motions were fully briefed by all parties and were the subject of a hearing before the Court on April 18, 1997. In July 1997, the Court denied the motion for judgment on the pleadings. In August, 1997, plaintiffs filed a motion for class certification. In their motion, the plaintiffs requested certification of a "nationwide" class of Term Trust purchasers. On June 1, 1998, the Court granted in part and denied in part the plaintiff's motion for class certification. The Court ruled that plaintiff's motion was "granted as to [a California] statewide class," but was "denied as to a nationwide class." On October 13, 1998, three separate class actions alleging similar claims on behalf of the residents of the states of Florida, New Jersey and New York were filed in the state courts of those states. The time of the defendants to move or answer in the New Jersey and New York actions has been extended by agreement. The defendants removed the Florida action to federal court and the parties are awaiting decision on the plaintiffs' motion to remand the action to state court. Certain of the defendants in these suits have asserted their right to indemnification from the Trust. The ultimate outcome of these matters is not presently determinable, and no provision has been made in the Trust's financial statements for the effect, if any, of such matters.

TCW/DW TERM TRUST 2000
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                                                                   FOR THE PERIOD
                                                   FOR THE SIX             FOR THE YEAR ENDED SEPTEMBER 30,      NOVEMBER 30, 1993*
                                                   MONTHS ENDED    ----------------------------------------------    THROUGH
                                                  MARCH 31, 1999       1998       1997        1996        1995   SEPTEMBER 30, 199
                                               ------------------- ----------- ----------- ---------- -----------------------------
                                                   (unaudited)
SELECTED PER SHARE DATA :
Net asset value, beginning of period .........    $    10.11         $  9.52     $  8.81     $  8.71     $  7.48      $  9.50
                                                  ----------         -------     -------     -------     -------      --------
Income (loss) from investment operations:
 Net investment income .......................          0.30            0.59        0.60        0.59        0.56         0.56
 Net realized and unrealized gain (loss) .....         (0.25)           0.53        0.66       (0.09)       1.14        (2.09)
                                                  -----------        -------     -------     --------    -------      --------
Total income (loss) from investment
 operations ..................................          0.05            1.12        1.26        0.50        1.70        (1.53)
                                                  -----------        -------     -------     --------    -------      --------
Less dividends from net investment income              (0.28)          (0.56)      (0.59)      (0.46)      (0.49)       (0.48)
                                                  -----------        --------    --------    --------    --------     --------
Anti-dilutive effect of acquiring treasury
 shares ......................................          0.01            0.03        0.04        0.06        0.02           --
                                                  -----------        --------    --------    --------    --------     --------
Less offering costs charged against capital               --              --          --          --          --        (0.01)
                                                  -----------        --------    --------    --------    --------     --------
Net asset value, end of period ...............    $     9.89         $ 10.11     $  9.52     $  8.81     $  8.71      $   7.48
                                                  ===========        ========    ========    ========    ========     ========
Market value, end of period ..................    $    9.625         $ 9.688     $ 8.875     $ 7.875     $  7.50      $  7.875
                                                  ===========        ========    ========    ========    ========     =========
TOTAL RETURN+ ................................          2.27%(1)       15.92%      20.80%      11.29%       1.87%       (16.87)%(1)
RATIOS TO AVERAGE NET ASSETS :
Operating expenses ...........................          0.72%(2)        0.73%       0.71%       0.73%       0.76%         0.74 %(2)
Interest expense .............................          0.40%(2)        1.31%       1.69%       1.66%       2.49%         1.41 %(2)
Total expenses ...............................          1.12%(2)        2.04%       2.40%       2.39%       3.25%         2.15 %(2)
Net investment income ........................          5.91%(2)        5.84%       6.33%       6.46%       7.12%         8.08 %(2)
SUPPLEMENTAL DATA :
Net assets, end of period, in thousands ......    $  448,045        $465,845    $466,424    $459,223    $480,956      $422,478
Portfolio turnover rate ......................             8%(1)           5%         13%         31%         --++          48 %(1)

-------------
*      Commencement of operations.
+ Total investment return is based upon the current market value on the first day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's reinvestment plan. Total investment return does not reflect brokerage commissions.
++     Less than 0.5%.
(1)    Not annualized.
(2)    Annualized.


                       SEE NOTES TO FINANCIAL STATEMENTS

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



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

TRUSTEES
John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern


OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and
General Counsel

Philip A. Barach
Vice President

Jeffrey E. Gundlach
Vice President

Frederick H. Horton
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


MANAGER
Morgan Stanley Dean Witter Services Company Inc.

ADVISER
TCW Funds Management, Inc.


The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

TCW/DW

TERM TRUST
2000


[Graphic]


SEMIANNUAL REPORT
MARCH 31, 1999